Conventional Natural Gas Producing Activities (Unaudited) - Schedule of Estimated Future Net Cash Flows from Natural Gas Reserves (Details) - Italian Gas Assets [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Future Net Cash Flows from Natural Gas Reserves [Line Items]
Future cash inflows	[1]	$ 206,696	$ 249,944
Future production and development costs	[1]	(76,363)	(117,452)
Future income tax expenses	[1]	(22,793)	(41,888)
Future net cash flows		107,540	90,604
10% annual discount for estimated timing of cash flows		(18,507)	(20,680)
Standardized measure of discounted future net cash flows		89,033	69,924
Total consolidated interests in the standardized measure of discounted future cash flows		$ 89,033	$ 69,924

[1]	Gas prices are based on a reference price. Gross gas price is calculated as the unweighted arithmetic average of the first day-of-the-month price for each month within a 12-month period prior to the end of the reporting period. The volume-weighted average price attributable to the estimated proved reserves was $11.73 and $14.13 per thousand cubic feet of gas for the year ended December 31, 2024, and 2023, respectively. Future net cash flows were computed using the volume-weighted average price used in estimating AleAnna’s proved gas reserves, year-end costs, and statutory tax rates that relate to existing proved gas reserves.